Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Property, plant and equipment, at cost	$ 13,507	$ 13,945
Less: Accumulated depreciation and impairment	(12,629)	(13,059)
Property, plant and equipment, net	878	886
Machinery and equipment [Member]
Property, plant and equipment, at cost	12,135	12,284
Furniture and fixtures [Member]
Property, plant and equipment, at cost	90	464
Leasehold improvements [Member]
Property, plant and equipment, at cost	1,120	1,044
Motor vehicles [Member]
Property, plant and equipment, at cost	$ 162	$ 153